John Deere Owner Trust 2017-B	EXHIBIT 99.2
Statement to Certificateholders

$200,000,000   Class A-1  1.35000%  Asset Backed Notes due July 16, 2018

$230,000,000   Class A-2A  1.59%  Asset Backed Notes due April 15, 2020

$90,000,000   Class A-2B  Floating Rate Asset Backed Notes due April 15, 2020

$250,000,000   Class A-3  1.82%  Asset Backed Notes due October 15, 2021

$87,230,000   Class A-4  2.11%  Asset Backed Notes due July 15, 2024

$21,980,529  Overcollateralization

One-Month LIBOR as of the LIBOR Determination Date:			2.50894%
Class A-2B interest rate:			2.61894%

Payment Date:			15-Feb-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$22,037,847.67
		per $1,000 original principal amount:	$95.82

	(c)	Class A-2B Notes:	$8,623,505.61
		per $1,000 original principal amount:	$95.82

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$30,661,353.28

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$64,322.72
		per $1,000 original principal amount:	$0.28

		(iii) Class A-2B Notes:	$42,839.85
		per $1,000 original principal amount:	$0.48

		(iv) Class A-3 Notes:	$379,166.67
		per $1,000 original principal amount:	$1.52

		(v) Class A-4 Notes:	$153,379.42
		per $1,000 original principal amount:	$1.76

		(vi) Total:	$639,708.66

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$403,141,956.41

	(b)	Note Value at end of related Collection Period:	$396,090,666.92

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$21,980,529.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

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	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$26,507,599.06
		(ii)	A-2A Note Pool Factor:	0.1152504

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$10,372,538.76
		(ii)	A-2B Note Pool Factor:	0.1152504

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$361,589.06
		(i)	per $1,000 original principal amount:	$0.40
	(b)	Amount of Servicing Fee earned:		$361,589.06
	(c)	Amount of Servicing Fee paid:		$361,589.06
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$807,632.95

(11)	(i)	Amount in Reserve Account:		$8,792,105.00
	(ii)	Specified Reserve Account Balance:		$8,792,105.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$7,177,935.62
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.78%

(13)	(i)	Aggregate amount of net losses for the collection period:		$66,115.83
	(ii)	Cumulative amount of net losses:		$1,448,634.98
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.16%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$663,795.04
		(ii)	% of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
		(i)	Aggregate Principal Balance of related Receivables:	0.00%
		(ii)	% of Pool Balance:

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